Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Detail)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Disclosure of external credit grades [line items]
Corporate bond liabilities		$ 21,665,701	$ 18,127,888
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Original value	$ 400,000,000
Residual face value	$ 400,000,000
Corporate bond liabilities		15,288,390	11,170,509
Non subordinated - Class B [member]
Disclosure of external credit grades [line items]
Original value		4,620,570,000
Residual face value		3,391,052,000
Corporate bond liabilities		3,460,899	$ 6,957,379
Non subordinated - class C [member]
Disclosure of external credit grades [line items]
Original value		3,207,500,000
Residual face value		3,207,500,000
Corporate bond liabilities		$ 2,916,412